As filed with the U.S. Securities and Exchange Commission on June 18, 2008

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/  / Pre-Effective Amendment No. ____
/  / Post-Effective Amendment No.____
(Check appropriate box or boxes)

AFBA 5STAR FUND, INC.
(Exact Name of Registrant as Specified in Charter)

(800) 243-9865
(Area Code and Telephone Number)

c/o PFPC Inc.
760 Moore Road,
King of Prussia, PA 19406
Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

Robert E. Morrison, Jr.
c/o PFPC Inc.
760 Moore Road,
King of Prussia, PA 19406
Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:
Class A, Class B, Class C and Institutional Class shares of common stock, par value $1.00, of AFBA 5Star Large Cap Growth Fund, one series of the Registrant.

No fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on July 18, 2008 pursuant to Rule 488 under the Securities Act of 1933, as amended.

--- C O N T E N T S ---

This Registration Statement includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Proxy Statement/Prospectus

4.	Part B - Statement of Additional Information

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

PROXY MATERIALS

AFBA 5Star Large Cap Fund

Dear Shareholder:

I am writing to let you know that a meeting of shareholders of AFBA 5Star Large Cap Fund (the “Fund”) will be held on July 29, 2008. The purpose of the meeting is to vote on an important proposal that affects the Fund and your investment in it. As a shareholder, you have the opportunity to voice your opinion on certain matters that affect your Fund. This package contains information about the proposal and the materials to use when voting by mail, by telephone, or through the Internet.

Please read the enclosed materials and cast your vote. Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be.

The proposal has been carefully reviewed by the Fund’s Board of Directors. The Directors, most of whom are not affiliated with AFBA 5Star Investment Management Company (the “Manager”), are responsible for protecting your interests as a shareholder. The Directors believe the proposal is in the best interests of shareholders. They recommend that you vote FOR the proposal.

Voting is quick and easy. Everything you need is enclosed. To cast your vote, simply complete the proxy card enclosed in this package. Be sure to sign the card before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone or through the Internet. Simply call the toll-free number or visit the Web site indicated on your proxy card, and follow the recorded or online instructions.

If you have any questions before you vote, please call PFPC Proxy Services, the Fund’s proxy solicitor, at 1-888-605-1958. PFPC Proxy Services will be glad to help you get your vote in quickly. You may also receive a telephone call from PFPC Proxy Services reminding you to vote your shares. Thank you for your participation in this important initiative.

Sincerely,

/s/ Robert E. Morrison, Jr.
Robert E. Morrison, Jr.
President

AFBA 5STAR LARGE CAP FUND
(a series of AFBA 5Star Fund, Inc.)

909 N. Washington St.
Alexandria, Virginia 22314
NOTICE OF MEETING OF SHAREHOLDERS
To be held on July 29, 2008

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a meeting (the “Meeting”) of Shareholders of AFBA 5Star Large Cap Fund (the “Large Cap Fund” or “Acquired Fund”), a series of AFBA 5Star Fund, Inc. (the “Company”), has been called by the Company’s Board of Directors and will be held at the offices of AFBA 5Star Investment Management Company located at 909 N. Washington St., Alexandria, VA 22314, on July 29, 2008 at 10:00 a.m., Eastern Time. The Meeting is being called for the following reasons:

1.	To approve a Plan of Reorganization between the Company’s Large Cap Fund and AFBA 5Star Large Cap Growth Fund (formerly, the AFBA 5Star USA Global Fund) (the “Acquiring Fund”), which provides for: (i) the acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund, in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund.

2.	To vote upon any other business as may properly come before the Meeting or any adjournment thereof.

     Shareholders of record of the Acquired Fund as of the close of business on June 11, 2008 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Whether or not you plan to attend the Meeting, please vote your shares by returning the proxy card by mail in the enclosed postage-paid envelope provided, or by voting by telephone or over the Internet. Your vote is important.

By Order of the Board of Directors,

/s/ Robert E. Morrison, Jr.
Robert E. Morrison, Jr.
President

July [18], 2008

To secure the largest possible representation and to save the expense of further mailings, please mark your proxy card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. If you prefer, you may instead vote by telephone or the Internet. You may revoke your proxy at any time at or before the Meeting or vote in person if you attend the Meeting, as provided in the attached Proxy Statement/Prospectus.

PROXY STATEMENT/PROSPECTUS TABLE OF CONTENTS

Page

Proposal: To Approve a Plan of Reorganization
Summary
What is the purpose of the Proposal?
How do the investment objectives, strategies, and policies of the
Acquired Fund and the Acquiring Fund compare?
What are the principal risks associated with investments in the Funds?
What are the general tax consequences of the Transaction?
Who manages the Funds?
What are the fees and expenses of each Fund and what might they be after the Transaction?
How do the performance records of the Funds compare?
Where can I find more financial information about the Funds?
What are other key features of the Funds?

Reasons for the Transaction
Information About the Transaction and the Plan

How will the Transaction be carried out?
Who will pay the expenses of the Transaction?
What are the tax consequences of the Transaction?
What should I know about shares of the Acquiring Fund?
What are the capitalizations of the Funds and what might the capitalizations be after the Transaction?

Comparison of Investment Objectives, Strategies, Policies, and Risks

Are there any significant differences between the investment objectives of the Acquired Fund and the Acquiring Fund?
Are there any significant differences between the investment strategies and policies of the Acquired Fund and the Acquiring Fund?
How do the fundamental investment restrictions of the Funds differ?
What are the risk factors associated with investments in the Funds?
What vote is necessary to approve the Plan?

More Information About the Funds

Voting Information

Principal Holders of Shares

x x x x x x x x x x x x x x x x x x x x x x x x x x x x

EXHIBITS

Exhibit A – Plan of Reorganization

Exhibit B – Principal Holders of Shares as of June 11, 2008

PROXY STATEMENT/PROSPECTUS

Dated July [18], 2008

Acquisition of Substantially All of the Assets of:

AFBA 5STAR LARGE CAP FUND
(a series of AFBA 5Star Fund, Inc.)

By and in exchange for shares of

AFBA 5STAR LARGE CAP GROWTH FUND
(formerly, AFBA 5Star USA Global Fund)
(a series of AFBA 5Star Fund, Inc.)

     This proxy statement/prospectus (the “Proxy Statement/Prospectus”) solicits proxies to be voted at a meeting (the “Meeting”) of shareholders of AFBA 5Star Large Cap Fund (the “Large Cap Fund” or “Acquired Fund”), a series of AFBA 5Star Fund, Inc. (the “Company”). The Meeting has been called by the Company’s Board of Directors (the “Board”) to vote on the approval of the Plan as more fully described below.

     The Company’s principal office is located at 909 N. Washington St., Alexandra, VA 22314. You can reach the Company’s offices by telephone by calling 1-888 578-2733.

     The Meeting will be held at the offices of AFBA 5Star Investment Management Company (the “Manager”) located at 909 N. Washington St., Alexandra, VA 22314, on July 29, 2008 at 10:00 a.m., Eastern time. The Board, on behalf of the Large Cap Fund, is soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about July [18], 2008.

     This Proxy Statement/Prospectus gives you information about an investment in the AFBA 5Star Large Cap Growth Fund (the “Large Cap Growth Fund” or “Acquiring Fund”) and about other matters that you should know before voting and investing. You should retain it for future reference. A statement of additional information dated July [18], 2008 (the “Statement of Additional Information”), relating to this Proxy Statement/Prospectus, contains more information about the Acquiring Fund and the Acquired Fund (each, a “Fund” and collectively, the “Funds”) and the proposed transaction, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”), and is incorporated herein by reference.

     The Advisory Series and Institutional Series Prospectuses of the Acquiring Fund dated July 31, 2007, as amended to date (the “Fund Prospectuses”), and the annual report of the Acquiring Fund for the period ended March 31, 2008 (the “Acquiring Fund Annual Report”) are included with and are considered a part of this Proxy Statement/Prospectus, and are intended to provide you with information about the Acquiring Fund.

     You may obtain a free copy of the Statement of Additional Information, the Fund Prospectuses, or the annual report to shareholders of the Large Cap Fund for the fiscal year ended March 31, 2008 or the Acquiring Fund Annual Report, on the Company’s website at www.afba.com or by calling 1-888 578-2733.

     Like all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

PROPOSAL: TO APPROVE A PLAN OF REORGANIZATION

     Shareholders of the Acquired Fund are being asked to consider and approve a Plan of Reorganization (the “Plan”) that will have the effect of reorganizing the Acquired Fund with and into the Acquiring Fund as summarized below.

     The Plan provides for: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets, and goodwill of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to shareholders of the Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund. If the shareholders of the Acquired Fund vote to approve the Plan, as a shareholder of the Acquired Fund, you will receive Acquiring Fund shares equal in total value to, and of the same class as, your investment in the Acquired Fund. The Acquired Fund will then be liquidated.

SUMMARY

     This is only a summary of certain information contained in the Proxy Statement/Prospectus. You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan (attached as Exhibit A), and the Fund Prospectuses and Acquiring Fund Annual Report, which are included with this Proxy Statement/Prospectus.

What is the purpose of the Proposal?

     The Board approved the Plan for the Acquired Fund and recommends that shareholders of the Acquired Fund approve the Plan. If shareholders of the Acquired Fund approve the Plan, substantially all of the Acquired Fund’s assets will be transferred to the Acquiring Fund in exchange for the Acquiring Fund’s shares equal in value to the assets of the Acquired Fund that are transferred to the Acquiring Fund. The Acquiring Fund shares will then be distributed pro rata to the Acquired Fund’s shareholders and the Acquired Fund will be liquidated and dissolved. The proposed transaction for the Acquired Fund is referred to in this Proxy Statement/Prospectus as the “Transaction.”

     The Transaction, if approved for the Acquired Fund, will result in your shares of the Acquired Fund being exchanged for Acquiring Fund shares of the same class equal in value (but having a different price per share) to your shares of the Acquired Fund. This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on a date agreed to by the parties to the Plan (hereafter, the “Closing Date”), which is currently expected to be in August 2008.

     For the reasons set forth below under “Reasons for the Transaction,” the Board has concluded that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund. The Board has also concluded that no dilution in value would result to the shareholders of the Acquired Fund and the Acquiring Fund as a result of the Transaction.

How do the investment objectives, strategies, and policies of the Acquired Fund and the Acquiring Fund compare?

     Like the Acquired Fund, the Acquiring Fund is a series of the Company that is managed by the Manager and sub-advised by Marvin & Palmer Associates, Inc. (“Marvin & Palmer”). The investment objective of the Acquired Fund is substantially similar, but not identical, to the investment objective of the Acquiring Fund. The Acquired Fund seeks long-term capital appreciation whereas the Acquiring Fund seeks capital growth. However, both Funds invest primarily in companies that Marvin & Palmer believe to have capital appreciation potential. Each Fund’s investment objective is non-fundamental, which means that it may be changed without prior shareholder approval.

     In addition, the investment strategies and policies of the Acquired Fund are substantially similar, but not identical, to the investment strategies and policies of the Acquiring Fund. The Acquired Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets in large cap growth equity securities that Marvin & Palmer believe offer the prospect of long-term capital appreciation. The Acquiring Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from global sales and operations. However, effective July 29, 2008, the Acquired Fund’s investment policy will be identical to the Acquired Fund. Marvin & Palmer use the same principal investment strategies when seeking to achieve the Funds’ investment objectives and policies.

     The most significant differences between the Acquired Fund’s and the Acquiring Fund’s stated investment policies are that: (1) the Acquired Fund must invest at least 80% of the Acquired Fund’s net assets in investments of domestic large capitalization companies; and (2) until July 29, 2008, the Acquiring Fund must invest at least 80% of its net assets in domestic companies that receive greater than 40% of their revenues or pre-tax income from global sales and operations. Historically, however, both Funds have invested in domestic large capitalization companies.

     For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the principal risks associated with investments in the Funds?

     As with most investments, investments in the Funds involve certain risks. There can be no guarantee against losses resulting from an investment in either Fund, nor can there be any assurance that either Fund will achieve its investment objective. Investments in the Funds involve risks such as market risk, international risk, and large cap company risks. The risks associated with an investment in the Acquired Fund are substantially identical to the risks associated with an investment in the Acquiring Fund.

     For further information about the risks of investing in the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the general tax consequences of the Transaction?

     It is expected that shareholders of the Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Acquired Fund for shares of the Acquiring Fund pursuant to the Transaction. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about other state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only. For further information about the federal income tax consequences of the

Transaction, see “Information About the Transaction – What are the tax consequences of the Transaction?”

Who manages the Funds?

     The management of the business and affairs of each Fund is the responsibility of the Company’s Board. The Board and senior management select officers who are responsible for the day-to-day operations of the Funds.

     The Manager acts as the Fund’s investment and business manager, and is responsible for obtaining investment management and related administrative services for the Funds. The Manager is located at 909 N. Washington St., Alexandria, VA 22314. As of March 31, 2008, the Funds had approximately $236 million in total assets.

     A discussion of the basis for the Board’s approval of the Funds’ investment advisory contract is available in the Funds’ annual report to shareholders for the fiscal year ended March 31, 2008.

     In addition, the portfolio managers for the Acquired Fund and the Acquiring Fund are the same. There will be no management changes involved with the proposed Transaction. As a result, the following individuals will continue to manage the Acquiring Fund after the completion of the Transaction:

     The investment team managing the Funds is comprised of David Marvin, Jay Middleton, Stephen Marvin and Porter Schutt, who are primarily responsible for the day-to-day management of the Fund.

     David Marvin, CFA is CEO, Chairman of the Board and Portfolio Manager of Marvin & Palmer Associates, Inc. and has been with the firm since he founded it with Stan Palmer in 1986. He focuses on global equity investments and currencies. Prior to starting Marvin & Palmer Associates, Mr. Marvin served for 10 years as Vice President in charge of the $10 billion internally-managed DuPont Pension Fund. Preceding his tenure at DuPont, Mr. Marvin worked for Investors Diversified Services as the Head Portfolio Manager for IDS Stock Fund. IDS Stock Fund was the largest mutual fund in the United States at the time of Mr. Marvin’s tenure. Mr. Marvin started in the investment business in 1965 as a securities analyst for Chicago Title & Trust.

     Jay Middleton is a Portfolio Manager and Principal of Marvin & Palmer Associates, Inc. and has been with the firm since 1989. He focuses on equity investments in the Americas. He joined the firm as a Global Analyst and became a Portfolio Manager in 1992. Mr. Middleton holds a B.A. from Wesleyan University. He is a member of the Phi Beta Kappa Honor Society.

     Stephen Marvin is a Portfolio Manager and Principal of Marvin & Palmer Associates, Inc. He focuses on equity investments in the Americas. He joined Marvin & Palmer Associates in 1994 as a Global Analyst and became a Portfolio Manager in 1997. Prior to joining Marvin & Palmer Associates, he worked for Bear, Stearns & Company as a Corporate Finance Analyst. Mr. Marvin holds a B.A. from Carleton College.

     Porter Schutt is a Portfolio Manager and Principal of Marvin & Palmer Associates, Inc. He focuses on equity investments in the Pacific Region and the U.S. He joined Marvin & Palmer Associates in 2000 as an International Analyst and became a Portfolio Manager in 2001. Prior to joining the firm, he worked in Hong Kong for 8 years, most recently at Goldman Sachs (Asia) L.L.C. as a Vice President from 1996 to 2000. From 1992 to 1996 he worked as a Manager of Asian Equities Sales at Peregrine Brokerage Limited. He received his B.A. from the University of Virginia.

What are the fees and expenses of each Fund and what might they be after the Transaction?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical and the operating expenses shown are based on expenses incurred during the Funds’ fiscal year ended March 31, 2008.

FEE TABLES FOR
THE LARGE CAP FUND AND THE LARGE CAP GROWTH FUND

A. Class A Shares

	Actual		Pro forma
			Large Cap
		Large Cap	Growth
		Growth	Fund –
	Large Cap	Fund –	Class A After
	Fund – Class A	Class A	Transaction
Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price)	5.50%[1]	5.50%[1]	5.50%[1]
Maximum Contingent Deferred Sales Charge
(Load) imposed on redemptions (as a
percentage of original purchase price or
redemption price, whichever is lower)	1.00%[2]	1.00%[2]	1.00[2]
Redemption Fee (as a percentage of amount
redeemed for shares held less than 60 days
payable to the Fund)	2.00%[3]	2.00%[3]	2.00%[3]

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.99%	1.01%	0.87%
Total Annual Fund Operating Expenses	2.04%	2.06%	1.92%
Less Fee Reduction/Expense Payments[4]	(0.51%)	(0.53%)	(0.39%)
Net Expenses	1.53%	1.53%	1.53%

B. Class B Shares
	Actual
			Pro forma
		Large Cap	Large Cap
		Growth	Growth Fund –
	Large Cap	Fund –	Class B After
	Fund – Class B	Class B	Transaction
Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price)	None	None	None
Maximum Contingent Deferred Sales Charge
(Load) imposed on redemptions (as a
percentage of original purchase price or
redemption price, whichever is lower)	4.75%[5]	4.75%[5]	4.75%[5]
Redemption Fee (as a percentage of amount
redeemed for shares held less than 60 days
payable to the Fund)	2.00%[3]	2.00%[3]	2.00%[3]

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.98%	1.04%	0.87%
Total Annual Fund Operating Expenses	2.78%	2.84%	2.67%
Less Fee Reduction/Expense Payments[4]	(.050%)	(0.56%)	(0.39%)
Net Expenses	2.28%	2.28%	2.28%

C. Class C Shares
	Actual		Pro forma
			Large Cap
		Large Cap	Growth Fund
		Growth	–
	Large Cap	Fund –	Class C After
	Fund – Class C	Class C	Transaction
Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price)	None	None	None
Maximum Contingent Deferred Sales Charge
(Load) imposed on redemptions (as a
percentage of original purchase price or
redemption price, whichever is lower)	1.00%[6]	1.00%[6]	1.00%[6]
Redemption Fee (as a percentage of amount
redeemed for shares held less than 60 days
payable to the Fund)	2.00%[3]	2.00%[3]	2.00%[3]

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.98%	0.98%	0.87%

Total Annual Fund Operating Expenses	2.78%	2.78%	2.67%
Less Fee Reduction/Expense Payments[4]	(0.50%)	(0.50%)	(0.39%)
Net Expenses	2.28%	2.28%	2.28%

D. Institutional Class Shares
	Actual
			Pro forma
		Large Cap	Large Cap
	Large Cap	Growth	Growth Fund –
	Fund –	Fund –	Institutional
	Institutional	Institutional	Class After
	Class	Class	Transaction
Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price)	None	None	None
Maximum Contingent Deferred Sales Charge
(Load) imposed on redemptions (as a
percentage of original purchase price or
redemption price, whichever is lower)	None	None	None
Redemption Fee (as a percentage of amount
redeemed for shares held less than 60 days
payable to the Fund)	2.00%[3]	2.00%[3]	2.00%[3]

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.97%	0.98%	0.88%
Total Annual Fund Operating Expenses	1.77%	1.78%	1.68%
Less Fee Reduction/Expense Payments[4]	(0.49%)	(0.50%)	(0.40%)
Net Expenses	1.28%	1.28%	1.28%

1	Reduced for purchases of $50,000 and more; waived for certain systematic retirement accounts. Investments of $1 million or more are sold with no initial sales charge. However, a 1% contingent deferred sales charge may be imposed if redemptions are made within one year of purchase. Employer-sponsored defined contribution plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in an AFBA 5Star Fund, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge.

2	Class A Shares are not subject to a contingent deferred sales charge (a “CDSC”); except certain purchases that are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% on amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to participants in certain fee-based programs.

3	The redemption fee is calculated as a percentage of the amount redeemed and may be charged when shares are sold or exchanged within 60 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds.

4	The Manager has entered into a contractual agreement to limit fees and/or pay expenses in amounts necessary to limit Total Annual Fund Operating Expenses of each Fund (excluding Rule 12b-1 and shareholder service fees) to 1.28% through July 31, 2009. Thereafter, the Manager may either renew or terminate these arrangements. When a Fund’s assets grow to a point where fee reductions and/or expense payments are no longer necessary to meet the expense limitation target, the Manager may seek to recoup amounts it previously reduced or expenses that it paid. The Manager will only seek to recoup such amounts if total annual fund operating expenses (excluding Rule 12b-1 and shareholder service fees) plus the amounts recouped do not exceed the expense limitation target. The Manager shall be entitled to recoup such amounts for a period of three years from the date such amount was limited or paid.

5	A CDSC will be charged on redemptions of Class B Shares as follows: 4.75% during the first year; 4.25% during the second year; 3.25% during the third year; 2.25% during the fourth and fifth years; 1.25% during the sixth year; and 0.50% during the seventh year. Class B Shares automatically convert into Class A Shares at the end of the seventh year after purchase and thereafter will not be subject to a CDSC.

6	Class C Shares are subject to a 1.00% CDSC only if they are redeemed within the first 12 months after purchase.

Examples

     These examples are intended to help you compare the costs of investing in Large Cap Fund shares with the cost of investing in Large Cap Growth Fund shares of the comparable class, both before and after the Transaction. You can also use these examples to compare the costs of these Funds with the costs of other mutual funds with similar investment objectives. The cumulative amount of Fund expenses is shown on a hypothetical investment of $10,000 in the Large Cap Fund and the Large Cap Growth Fund for the time periods indicated and then the sale of your shares at the end of those periods. The examples assume a 5% return each year.1 These are examples only and do not represent future expenses, which may be greater or less than those shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares	1 Year	3 Years	5 Years	10 Years
Large Cap Fund	$697	$1,108	$1,543	$2,750
Large Cap Growth Fund	$697	$1,112	$1,551	$2,768
Pro forma Large Cap Growth Fund (after the
Transaction)	$697	$1,084	$1,496	$2,640

Class B Shares[2]	1 Year	3 Years	5 Years	10 Years
Large Cap Fund	$719	$1,164	$1,677	$3,073
Large Cap Growth Fund	$719	$1,176	$1,701	$3,126
Pro forma Large Cap Growth Fund (after the
Transaction)	$719	$1,142	$1,634	$2,974

Class C Shares	1 Year	3 Years	5 Years	10 Years
Large Cap Fund	$334	$815	$1,425	$3,073
Large Cap Growth Fund	$334	$815	$1,425	$3,073
Pro forma Large Cap Growth Fund (after the
Transaction)	$334	$792	$1,380	$2,974

Institutional Class Shares	1 Year	3 Years	5 Years	10 Years
Large Cap Fund	$130	$510	$914	$2,043
Large Cap Growth Fund	$130	$512	$918	$2,053
Pro forma Large Cap Growth Fund (after the
Transaction)	$130	$491	$875	$1,953

You would pay the following expenses on the same investment if you did not sell your shares:

Class B Shares[2]	1 Year	3 Years	5 Years	10 Years
Large Cap Fund	$231	$815	$1,425	$3,073
Large Cap Growth Fund	$231	$827	$1,449	$3,126
Pro forma Large Cap Growth Fund (after the
Transaction)	$231	$792	$1380	$2974

Class C Shares	1 Year	3 Years	5 Years	10 Years
Large Cap Fund	$231	$815	$1,425	$3073

8

Large Cap Growth Fund	$231	$815	$1,425	$3,073
Pro forma Large Cap Growth Fund (after the
Transaction)	$231	$792	$1380	$2974

(1)	Each Fund’s actual rate of return may be greater or less than the hypothetical 5% return we used here. This example reflects the net operating expenses with the contractual fee waivers and expense limits for the periods during which such waivers and expense limits are in effect and the total operating expenses without the fee waivers and expense limits thereafter.

(2)	The Class B example reflects the conversion of Class B shares to Class A shares after seven years. Information for the ninth and tenth years reflects expenses of the Class A shares.

     These are just examples. They do not represent past or future expenses or returns. Each of the Funds pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

     As described under the section “Reasons for the Transaction,” the Board considered a number of factors when reviewing the Plan and considering the proposed Transaction. The performance history of the Funds (before taxes and without sales charges) as of March 31, 2008, is shown below:

	Average Annual Total Returns
				10 Years or
				Since
Fund and Class	1 Year	3 Years	5 Years	Inception
Large Cap Fund—Class A1	(1.98%)	5.79%	10.93%	5.55%
Large Cap Growth Fund—Class A1	(2.21%)	7.08%	12.29%	6.78%
Large Cap Fund—Class B2	3.01%	6.98%	11.36%	5.66%
Large Cap Growth Fund—Class B2	2.72%	8.28%	12.72%	6.91%
Large Cap Fund—Class C2	3.01%	7.00%	11.35%	5.67%
Large Cap Growth Fund—Class C2	2.72%	8.28%	12.72%	6.91%
Large Cap Fund—Institutional Class	4.05%	8.07%	12.48%	3.68%
Large Cap Growth Fund—	3.78%	9.38%	13.86%	5.54%
Institutional Class

1	For periods prior to the inception date of Class A Shares, which was September 24, 2001, the average annual total return figures are based on the historical performance of the Fund’s original class of shares (Institutional Class), but have been recalculated to show the effect of any applicable front-end sales charge and Rule 12b-1 and shareholder service fees. The inception date of the Institutional Class Shares was June 3, 1997.

2	Inception date of Class B and C Shares was September 24, 2001.

Where can I find more financial information about the Funds?

     The Funds’ annual report, which is included with the Statement of Additional Information, contains a discussion of each Fund’s performance during the past fiscal year and show per share information for each of the past five fiscal years. In addition, the Acquired Fund’s annual report is included with the Statement of Additional Information and the Acquiring Fund Annual Report accompanies this Proxy Statement/Prospectus. These documents also are available upon request. (See “More Information About the Funds” below.) The Fund Prospectuses also contains further financial information about the Acquiring Fund.

What are other key features of the Funds?

     Investment Management Fees. The Manager is the investment manager of each Fund. The Manager has entered into an investment management agreement with the Company, on behalf of the Funds, that entitles the Manager, with respect to each Fund, to an annual management fee of 0.80% of its average daily net assets.

     The Manger has contracted to waive that portion, if any, of the annual management fees payable by each Fund and to pay certain expenses of each Fund for the period from August 1, 2008 through July 31, 2009 to the extent necessary to limit the total operating expenses of each Fund to the levels described in the Fee Tables above.

     Distribution Services. Pursuant to an underwriting agreement relating to the Funds, PFPC Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the distributor for the shares of the Funds. The Distributor pays the expenses of the promotion and distribution of the Funds’ shares, except for payments by the Funds on behalf of Class A shares, Class B shares, and Class C shares under their respective Amended Shareholder Service Plan and 12b-1 Plans. The Distributor is a wholly owned subsidiary of The PNC Financial Services Group, Inc.

     Shareholder Service Plan and Rule 12b-1 Plans. The Funds have adopted an Amended Shareholder Service Plan with respect to the Funds’ Class A, Class B and Class C shares (the “Shareholder Service Plan”) and a separate distribution plan or “Rule 12b-1 Plan” for each of its Class B and Class C shares (collectively, the “Rule 12b-1 Plans” and, each individually, a “Rule 12b-1 Plan”).

     The Shareholder Service Plan permits the Funds to enter into shareholder service agreements with financial institutions and other persons (“service providers”) who provide services, and maintain shareholder accounts, for Fund shareholders. Service activities include: (a) establishing and maintaining accounts and records relating to clients of a service provider; (b) answering shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of Class A, Class B and Class C shares of a Fund may be affected and other matters pertaining to such class of share’s services; (c) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (d) assisting shareholders in arranging for processing of purchase, exchange and redemption transactions; (e) arranging for the wiring of funds; (f) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (g) integrating periodic statements with other shareholder transactions; and (h) providing such other related services as the shareholder may request. As compensation for these services, the Funds pay the service providers a 0.25% fee as a percentage of a Fund’s applicable share class’s average daily net asset value.

     Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class Class B and Class C shares, as applicable, monthly fees to the Distributor for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing of advertising and sales literature, data processing necessary to support a distribution effort, printing and mailing prospectuses and reports used for sales purposes, as well as any sales commissions or service fees paid to broker-dealers or other financial institutions who have executed sales or service agreements with the Fund or the Distributor. The Rule 12b-1 Plan expenses relating to Class B and Class C shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such Class B and Class C shares.

     The maximum aggregate annual fee payable by a Fund under its Class B and Class C Rule 12b-1 Plans is up to 0.75% of Class B shares’ and Class C shares’ respective average daily net assets. The Board may reduce these amounts at any time.

     Purchase, Exchange, and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund’s shares are identical. You may refer to the Fund Prospectuses under the section entitled “Information about Investing” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges, and redemptions of the Acquiring Fund’s shares.

     Dividends, Distributions, and Taxes. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends semi-annually. Each Fund will also distribute net realized capital gains, if any, semi-annually. For more information about dividends, distributions and the tax implications of investing in the Acquiring Fund, please see the Fund Prospectuses under the section entitled “Information about Investing—Distributions and Taxes.”

REASONS FOR THE TRANSACTION

     Based on the considerations described below, the Board, including the Directors who are deemed to be independent Directors (each, an “Independent Director” and, collectively, the “Independent Directors”) under the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Acquired Fund and the Acquiring Fund, has determined that the Transaction would be in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of the Acquired Fund’s and the Acquiring Fund’s existing shareholders would not be diluted as a result of the Transaction.

     At a meeting of the Board held on May 29, 2008, the Manager presented the plan to the Directors and provided the Directors with an analysis regarding the proposed Transaction. At the meeting, the Board considered a number of factors, including the following:

  The compatibility of the Acquired Fund’s investment objective, policies, and restrictions with the investment objective, policies, and restrictions of the Acquiring Fund;
  The relative investment performance of the Funds;
  The relative size of the Acquired Fund as compared to the Acquiring Fund both before and after the Transaction;
  The relative past and current growth in assets of the Funds;
  The relative expense ratios of the Funds and the anticipated impact of the proposed Transaction on the expense ratios of the Acquiring Fund both before and after expense caps and fee waivers;
  The proposal of the Manager to waive all or a portion of its investment advisory fees and/or reimburse expenses through July 31, 2009 in order to prevent total annual fund operating expenses (excluding certain expenses as described below) from exceeding 1.28% of the Acquiring Fund’s average daily net assets.

  The anticipated federal income tax consequences of the Transaction with respect to each Fund and its shareholders;
  The portfolio management team that manages the Acquired Fund and Acquiring Fund are identical;
  The estimated costs of the Transaction and the extent to which the Funds would bear such costs; and
  The potential benefits of the proposed Transaction for the shareholders of the Acquired Fund and the Acquiring Fund.

     The Board noted that the investment objective for the Acquired Fund is substantially similar to the investment objective of the Acquiring Fund. The Board considered that the portfolio of the Acquired Fund has historically been managed in substantially the same manner (and has substantially similar holdings) as the portfolio of the Acquiring Fund, which should allow for a relatively smooth transition for shareholders of the Acquired Fund should the proposed Transaction be approved. The investment strategies and policies of the Acquired Fund are substantially similar to the investment strategies and policies of the Acquiring Fund.

     With respect to performance, the Acquired Fund’s Class A shares had slightly stronger performance than the Acquiring Fund’s Class A shares over the trailing three-, five- and since inception periods (through March 31, 2008).

     In deciding whether to recommend approval of the Transaction to shareholders, the Board also considered the fees and expense ratios of the Acquiring Fund and the Acquired Fund and the impact of existing and proposed contractual fee waivers on such expense ratios. The Board considered the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base, although there can be no assurance that operational savings will be realized. At the Board meeting, the Manager informed the Board that the net expenses for the Acquiring Fund are equal to the net expenses of the Acquired Fund. The Board also considered the proposal of the Manager to waive all or a portion of its investment advisory fees and/or reimburse expenses through July 31, 2009 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses), from exceeding 1.28% of the Acquiring Fund’s average daily net assets.

     The Manager informed the Board that the Transaction will be structured as a tax-free reorganization. The Board considered that the expenses of the Transaction would be paid by the Manager.

     The Board approved the Plan, concluding that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of either Fund from the Transaction. The Board then decided to recommend that shareholders of the Acquired Fund vote to approve the Transaction. The Directors approving the Plan and making the foregoing determinations included all of the Independent Directors.

FOR THE REASONS DISCUSSED ABOVE, THE COMPANY’S BOARD, ON BEHALF OF THE ACQUIRED FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

     If the shareholders of the Acquired Fund do not approve the Plan, the Board may consider other possible courses of action for the Acquired Fund, including liquidation and dissolution.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

     This is only a summary of the Plan. You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

     If the shareholders of the Acquired Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

     If the shareholders of the Acquired Fund approve the Plan, the Acquired Fund will deliver to the Acquiring Fund substantially all of its property, assets, and goodwill on the Closing Date. In exchange, the Acquired Fund will receive the Acquiring Fund’s shares to be distributed pro rata to the Acquired Fund’s shareholders. The value of the assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on the last business day prior to the Closing Date. A business day is any day that the NYSE is open for business (“Business Day”).

     If the Transaction is approved, the stock transfer books of the Acquired Fund will be permanently closed as of the close of business of the NYSE on the Business Day before the Closing Date. The Acquired Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

     To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Board. The Board may also agree to terminate and abandon the Transaction at any time before or after the approval of shareholders of the Acquired Fund or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

     The expenses resulting from the Acquired Fund’s participation in the Transaction, including solicitation of proxies, will be paid by the Manager.

What are the tax consequences of the Transaction?

     The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). Based on certain assumptions made and representations to be made on behalf of the Acquired Fund and the Acquiring Fund, it is expected that Stradley Ronon Stevens & Young, LLP will provide a legal opinion that, for federal income tax purposes:(i) shareholders of the Acquired Fund will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund; and (ii) the Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of the Acquired Fund’s assets.

     After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Acquiring Fund?

     If the Transaction is approved for the Acquired Fund, full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Acquired Fund in accordance with the procedures described above. When issued, each share will be validly issued, fully paid and non-assessable. The shares of the Acquiring Fund will be recorded electronically in each shareholder’s account. The Acquiring Fund will then send a confirmation to each shareholder. As of the Closing Date, any outstanding certificates, if any, representing shares of the Acquired Fund will be cancelled.

     The Acquiring Fund shares to be issued in the Transaction have the same rights and privileges as your Acquired Fund shares. For example, all shares have non-cumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect any Directors.

     Like the Acquired Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders. The Acquiring Fund may hold special meetings for matters requiring shareholder approval. A meeting of the Acquiring Fund’s shareholders may also be called at any time by the Board or by the chairperson of the Board or by the president.

     For purposes of calculating any applicable contingent deferred sales charges, the period you have held your shares in the Acquired Fund will be counted toward, and carried over as, the holding period of the shares you receive in the Acquiring Fund as part of the Transaction.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

     The following table sets forth, as of April 30, 2008, the separate capitalizations of the Acquiring Fund and the Acquired Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the proposed Transaction. The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

				Acquiring Fund
		Acquiring	Pro Forma	after Transaction
	Acquired Fund	Fund	Adjustments to	(estimated)*
	(unaudited)	(unaudited)	Capitalization	(unaudited)

Net assets (all classes)	$26,076,607	$28,260,630		$54,337,237
Total shares outstanding	1,872,943	1,889,138	(133,145)	3,628,936

Class A net assets	$1,371,324	$1,987,109		$3,358,433
Class A shares outstanding	99,732	134,532	(6,887)	227,377
Class A net asset value per share	$ 13.75	$ 14.77		$ 14.77

Class B net assets	$80,787	$274,375		$355,162
Class B shares outstanding	6,244	19,726	(436)	25,534
Class B net asset value per share	$ 12.94	$ 13.91		$ 13.91

		14

Class C net assets	$521,241	$957,902		$1,479,143
Class C shares outstanding	40,270	68,881	(2,798)	106,353
Class C net asset value per share	$ 12.94	$ 13.91		$ 13.91

Institutional Class net assets	$24,103,255	$25,041,244		$49,144,400
Institutional Class shares
outstanding	1,726,697	1,665,999	(123,024)	3,269,672
Institutional Class net asset value
per share	$ 13.96	$ 15.03		$ 15.03

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, AND RISKS

     This section describes the investment objectives, principal investment strategies, and the key investment policies of the Funds, and certain noteworthy differences between such objectives, strategies, and policies, as well as the risks associated with such objectives, strategies, and policies. For a complete description of the Acquiring Fund’s investment strategies, policies, and risks, you should read the Fund Prospectuses, which is included with this Proxy Statement/Prospectus.

Are there any significant differences between the investment objectives of the Acquired Fund and the Acquiring Fund?

     The investment objective of the Acquired Fund is substantially similar, but not identical, to the investment objective of the Acquiring Fund. The Acquired Fund seeks long-term capital appreciation whereas the Acquiring Fund seeks capital growth. Each Fund’s investment objective is non-fundamental and may be changed without prior shareholder approval.

Are there any significant differences between the investment strategies and policies of the Acquired Fund and the Acquiring Fund?

     The investment strategies and policies of the Acquired Fund are substantially similar, but not identical, to the investment strategies and policies of the Acquiring Fund. The Acquired Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the Acquired Fund’s net assets in investments of large capitalization growth equity securities that Marvin & Palmer believe offer the prospect of long-term capital appreciation. For purposes of the Acquired Fund, large capitalization equity securities generally refer to companies in the Russell 1000® Growth Index, although the Fund may invest in securities not included in the index. While the market capitalization of companies in the Russell 1000® Growth Index ranged from approximately $113 million to approximately $475 billion as of May 31, 2008, Marvin & Palmer will normally invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.

     The Acquiring Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, 80% of its net assets in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from global sales and operations. The Fund generally focuses on large-capitalization growth companies. However, effective July 29, 2008, the Acquired Fund’s investment policy will be identical to the Acquired Fund. Marvin & Palmer use the same investment principal investment strategies when seeking to achieve the Funds’ investment objectives and policies.

     The most significant differences between the Acquired Fund’s and the Acquiring Fund’s stated investment policies are that: (1) the Acquired Fund must invest at least 80% of the Acquired Fund’s net assets in investments of domestic large capitalization companies; and (2) until July 29, 2008, the Acquiring Fund must invest at least 80% of its net assets in domestic companies that receive greater than 40% of their revenues or pre-tax income from global sales and operations. Historically, however, both Funds have invested in domestic large capitalization companies.

Finally, both Funds are managed by the same portfolio management team.

How do the fundamental investment restrictions of the Funds differ?

     The Funds have adopted substantially similar fundamental investment restrictions. A Fund may not change any of its fundamental investment restrictions without a prior Majority Vote (as defined below) of its shareholders. The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund’s Statement of Additional Information dated July 31, 2007 related to the Fund Prospectuses, which is incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement and is available upon request.

What are the risk factors associated with investments in the Funds?

     Like all investments, an investment in each Fund involves risk. There is no assurance that a Fund will meet its investment objective. A Fund’s ability to achieve its investment objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills. As with most investments in mutual funds, the best results are achieved when investments in the Funds are held for a number of years.

Investments in the Funds are subject to several risks, which are summarized below.

     Market Risks: Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Funds are normally invested in equity securities, the value of these Funds will likely go up and down. As with an investment in any mutual fund, there is a risk that you could lose money by investing in the Funds.

     A Fund’s success depends largely on a sub-adviser’s ability to select favorable investments. Also, different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times stocks will be more or less favorable than bonds, and small cap or mid cap company stocks will be more or less favorable than large cap company stocks. Because of this, the Funds may perform better or worse than other types of funds depending on what is in “favor.”

     International Risks: The Acquired Fund may gain international exposure by investing in American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges. The Acquired Fund do not intend to buy securities of foreign companies directly through foreign stock exchanges. ADRs are typically certificates that are publicly traded in the United States and represent ownership in underlying foreign securities. Investing in foreign companies, even indirectly through ADRs or yankee bonds, may involve the same inherent foreign risks, as described above. These risks can increase the potential for losses in the Fund.

     Large Cap Company Risks: The Funds invest primarily in large cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Large cap companies are also sometimes unable to attain the high growth rates of successful, small cap companies, especially during extended periods of economic expansion.

     IPO Risks: The Funds may invest in initial public offerings (“IPOs”). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time, which may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the sub-adviser cannot guarantee continued access to IPOs.

What vote is necessary to approve the Plan?

     Required Vote. Provided that “Quorum” requirements (as defined below) have been satisfied, the Plan must be approved by a Majority Vote, meaning the affirmative vote of the lesser of: (1) more than 50% of the outstanding voting securities of the Acquired Fund; or (2) 67% or more of the voting securities of the Acquired Fund present at the Meeting if the holders of more than 50% of the Acquired Fund’s outstanding voting securities are present or represented by proxy. With respect to the Acquired Fund, “Quorum” means one-third (33 1/3%) of the shares entitled to vote at the Meeting are present in person or represented by proxy at the Meeting.

MORE INFORMATION ABOUT THE FUNDS

     Control Persons: Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund may be presumed to “control” a Fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of a Fund on any matter requiring the approval of the shareholders of that Fund. As of June 11, 2008, Armed Forces Benefit Association and its affiliates (“AFBA”), 909 N. Washington Street, Alexandria, VA 22314 owned the following percentages of the outstanding shares of the Large Cap Fund: 68.93%. Accordingly, AFBA is deemed to control the Fund. As a result of such control, AFBA has the ability to vote a majority of the shares of the Acquired Fund on the proposal to re-organize the Acquired Fund. AFBA intends to vote its shares in favor of the proposal to re-organize the Acquired Fund into the Acquiring Fund, consistent with the Board’s recommendation.

     Fund Services. PFPC, Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (“PFPC”), provides various administrative and accounting services to each Fund under a Administration and Accounting Services Agreement dated December 18, 2000 between PFPC and the Company. PFPC is affiliated with the Distributor and PFPC Trust Company, the Funds’ custodian. Each of these entities is a wholly owned subsidiary of The PNC Financial Services Group, Inc.

     Custodian. PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Suite 200, Philadelphia, Pennsylvania 19103, acts as custodian of the Funds’ securities and other assets. PFPC Trust Company is an affiliate of the PFPC Distributors, Inc. and PFPC, the Funds’ Distributor and administrator, respectively.

     Additional Information. More information about the Acquiring Fund is included in: (i) the Fund Prospectuses, which is included with and considered a part of this Proxy Statement/Prospectus; (ii) its Statement of Additional Information dated July 31, 2007, as amended to date, related to the Fund Prospectuses; (iii) the Statement of Additional Information dated July [18], 2008 (relating to this Proxy

Statement/Prospectus), which is incorporated by reference herein; and (iv) the Acquiring Fund Annual Report, which is included with and considered a part of this Proxy Statement/Prospectus. You may obtain free copies of the Statements of Additional Information (including any supplements), the Annual Report, and/or Acquiring Fund Annual Report, which have been filed with the SEC, on the Fund’s wesite at www.afba.com or by calling 1-888-578-2733.

     This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

     Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549. Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s Web site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

VOTING INFORMATION

How will the shareholder voting be handled?

     Only shareholders of record of the Acquired Fund at the close of business on June 11, 2008 (the “Record Date”), will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. If sufficient votes to approve the Proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. A majority of the votes cast by shareholders of the Acquired Fund present in person or by proxy at the Meeting (whether or not sufficient to constitute a Quorum) may adjourn the Meeting. The Meeting may also be adjourned by the Chairperson of the Meeting. It is anticipated that the persons named as proxies on the enclosed proxy cards will use the authority granted to them to vote on adjournment in their discretion.

     Abstentions and broker non-votes will be included for purposes of determining whether a Quorum is present at the Meeting for a particular matter, and will have the same effect as a vote “against” the Proposal. Broker non-votes are proxies from brokers or nominees indicating that such persons have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power.

How do I ensure my vote is accurately recorded?

     You may attend the Meeting and vote in person. You may also vote by completing, signing, and returning the enclosed proxy card in the enclosed postage paid envelope, or by telephone or through the Internet. If you return your signed proxy card or vote by telephone or through the Internet, your vote will be officially cast at the Meeting by the persons appointed as proxies. A proxy card is, in essence, a ballot. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Proposal and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker/dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

     Shareholders may revoke their proxy at any time before it is voted by sending a written notice to the Company expressly revoking their proxy, by signing and forwarding to the Company a later-dated proxy, or by attending the Meeting and voting in person. If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

     The Company’s Board does not intend to bring any matters before the Meeting with respect to the Acquired Fund other than those described in this Proxy Statement/Prospectus. The Board is not aware of any other matters to be brought before the Meeting with respect to the Acquired Fund by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

     Only shareholders of record on the Record Date will be entitled to vote at the Meeting. There were 1,830,266.706 outstanding shares of the Acquired Fund entitled to vote as of the Record Date.

What other solicitations will be made?

     This proxy solicitation is being made by the Board for use at the Meeting. The cost of this proxy solicitation will paid by the Manager. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Company will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record. The Company may reimburse broker/dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Company, the Manager and their affiliates, without extra pay, may conduct additional solicitations by telephone, telecopy, and personal interviews. The Company has engaged PFPC Proxy Services to solicit proxies from brokers, banks, other institutional holders and individual shareholders at an anticipated cost of $5,000, including out of pocket expenses, which will be borne as described below. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes. The Company expects that the solicitations will be primarily by mail, but also may include telephone, telecopy, or oral solicitations.

     As the Meeting date approaches, certain shareholders of the Acquired Fund may receive a telephone call from a representative of PFPC Proxy Services if their votes have not yet been received.

Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

Who will pay the expenses of the Proposal?

     The costs of the Transaction, including the costs of soliciting proxies in connection with the Meeting, will be paid by the Manager.

How do I submit a shareholder proposal?

     The Company is not required to, and does not intend to, hold regular annual shareholders’ meetings. A shareholder wishing to submit a proposal for consideration for inclusion in a proxy statement for the next shareholders’ meeting should send his or her written proposal to the offices of the Company, directed to the attention of its Secretary, at the address of its principal executive office printed on the first page of this Proxy Statement/Prospectus, so that it is received within a reasonable time before any such meeting. The inclusion and/or presentation of any such proposal is subject to the applicable requirements of the proxy rules under the 1934 Act. Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the Company’s proxy statement or presented at the meeting.

PRINCIPAL HOLDERS OF SHARES

     On the Record Date, the Company’s officers and Directors, as a group, owned less than 1% of the outstanding voting shares of the Fund, or class thereof.

     To the best knowledge of the Company, as of the Record Date, no person, except as set forth in the table at Exhibit B, owned 5% or more of the outstanding shares of any class of the Acquired Fund or the Acquiring Fund.

EXHIBITS TO

PROXY STATEMENT/PROSPECTUS

Exhibit

A	Form of Plan of Reorganization between AFBA 5Star Fund, Inc.’s Large Cap and Large Cap Growth Funds

B	Principal Holders of Shares

OTHER DOCUMENTS INCLUDED WITH
THIS PROXY STATEMENT/PROSPECTUS

  Prospectus of Large Cap Growth Fund dated July 31, 2007, as supplemented to date.
  Annual Report of Large Cap Growth Fund for the period ended March 31, 2008.

EXHIBIT A

PLAN OF REORGANIZATION

     This PLAN OF REORGANIZATION (the “Plan”) is dated as of the 16th day of June, 2008, and has been adopted by the Board of Directors of AFBA 5Star Fund, Inc. (the “Company”) to provide for the reorganization of its Large Cap Fund (the “Acquired Fund”) into its Large Cap Growth Fund (the “Acquiring”).

A. BACKGROUND

     The Acquired Fund and the Acquiring Fund (“individually, a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Company. The Company is organized as a Maryland corporation and is an open-end management investment company registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors of the Company has determined that it is in the best interests of the Acquired Fund and its shareholders to be reorganized through the transfer of all of the Acquired Fund’s assets and liabilities to the Acquiring Fund upon the terms set forth in this Plan (the “Reorganization”).

  B.  THE REORGANIZATION

     1. Prior to the Effective Time (as defined below in Section 6 of this Article B), the Company will execute and file Articles of Amendment to the Company’s Articles of Incorporation with the Maryland State Department of Assessments and Taxation in substantially the form attached hereto as Annex I, which Articles of Amendment will, effective as of the Effective Time, reclassify all of the Company’s issued and outstanding shares in the Acquired Fund as shares of equal aggregate value of the Acquiring Fund.

     2. At the Effective Time, all property of every description, and all interests, rights, privileges and powers of the Acquired Fund, subject to all liabilities of the Acquired Fund, whether accrued, absolute, contingent or otherwise (such assets subject to such liabilities are herein referred to as the “Assets”) will be transferred and conveyed by the Acquired Fund to the Acquiring Fund and will be assumed by the Acquiring Fund, such that at and after the Effective Time, the Assets of the Acquired Fund will become and be the Assets of the Acquiring Fund. In exchange for the transfer of assets and liabilities, the Company will reclassify all of the authorized and classified shares of the Acquired Fund as shares of the Acquiring Fund. The outstanding Acquired Fund shares that are reclassified as shares of the Acquiring Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund that are outstanding immediately prior to the Effective Time. For purposes of effecting such exchange, the value of the Assets of the Acquired Fund and the net asset value of the shares of the Acquiring Fund shall be determined as of 4:00 p.m., Eastern time, on August 1, 2008, or at such other time as may be determined by the Board of Directors or an authorized officer of the Company. Such values shall be computed in the manner set forth in the Funds’ then current prospectus under the Securities Act of 1933, as amended, and the 1940 Act. At and after the Effective Time, all debts, liabilities, obligations and duties of the Acquired Fund will attach to the Acquiring Fund as described above and may thereafter be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

     3. Prior to the Effective Time, the Acquired Fund shall declare a dividend, with a record date and ex-dividend date prior to the Effective Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income, if any, for the taxable periods or years ended on or before March 31, 2008 and for the subsequent period up to and including the Effective Time, and all of the Acquired Fund’s net capital gain, if any, recognized in the taxable periods or years ended on or before March 31, 2008 and in the subsequent period up to and including the Effective Time.

     4. At the Effective Time, the Company will liquidate the Acquired Fund and reclassify full and fractional shares of the Acquired Fund as shares of the Acquiring Fund, such that the reclassified share will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by such shareholder immediately prior to the Effective Time. In addition, each shareholder of the Acquired Fund will have the right to receive any unpaid dividends or other distributions that were declared before the Effective Time with respect to the shares of the Acquired Fund held by such shareholder immediately prior to the Effective Time.

     5. The stock transfer books of the Company with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time. Redemption requests received thereafter by the Company with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Acquiring Fund issued pursuant to this Plan. If any shares of the Acquired Fund are represented by a share certificate, the certificate must be surrendered to the Company’s transfer agent for cancellation before the Acquiring Fund shares issuable to the shareholder pursuant to this Plan will be redeemed.

     6. The Effective Time for purposes of this Plan shall be the opening of business on June 28, 2008, or at such other time as may be determined by the Board of Directors or an authorized officer of the Company.

C. ACTIONS BY SHAREHOLDERS OF THE ACQUIRED FUND

     Prior to the Effective Time and as a condition of the Reorganization, the Board of Directors of the Company will call, and the Company will hold, a meeting of the shareholders of the Acquired Fund to consider and vote upon:

1.  Approval of this Plan and the transactions contemplated hereby; and

2.  Such other matters as may be determined by the Board of Directors of the Company.

D.  CONDITIONS TO THE REORGANIZATION

The consummation of this Plan will be subject to:

1. The approval of the matters referred to in Article C of this Plan by the shareholders of the Acquired Fund in the manner required by law and otherwise deemed necessary or advisable by the Board of Directors of the Company; and

2. The following additional conditions:

       i. The Company will have received an opinion of Stradley Ronon Stevens & Young, LLP to the effect that the shares of the Acquiring Fund to be issued pursuant to this Plan will, when issued in accordance with this Plan, and pursuant to the Articles of Amendment, be validly issued, fully paid and non-assessable; and

 (ii) The Company will have received an opinion of Stradley Ronon Stevens & Young, LLP to the effect that, for federal income tax purposes, provided the Reorganization contemplated hereby is carried out in accordance with this Plan, the laws of the State of Maryland and based upon certificates of the officers of the Company, on behalf of  Acquired Fund and Acquiring Fund, with regard to matters of fact:

(1) The acquisition by Acquiring Fund of substantially all of the assets of Acquired Fund, as provided for in the Plan, in exchange solely for Acquiring Fund shares and the assumption by Acquiring Fund of the liabilities of Acquired Fund, followed by the distribution by Acquired Fund to its shareholders of Acquiring Fund shares in complete liquidation of Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Acquired Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by Acquired Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, Acquiring Fund in exchange solely for the voting shares of Acquiring Fund (to be issued in accordance with Section B hereof) pursuant to Section 361(a) and Section 357(a) of the Code;

(3) No gain or loss will be recognized by Acquiring Fund upon the receipt by it of substantially all of the assets of Acquired Fund in exchange solely for the voting shares of Acquiring Fund (to be issued in accordance with Section B hereof) and the assumption by Acquiring Fund of the liabilities of Acquired Fund pursuant to Section 1032(a) of the Code;

(4) No gain or loss will be recognized by Acquired Fund upon the distribution of Acquiring Fund shares to Acquired Fund shareholders in accordance with Section B hereof in liquidation of Acquired Fund under Section 361(c)(1) of the Code;

(5) The basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the basis of these assets to Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(6) The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund pursuant to Section 1223(2) of the Code;

(7) No gain or loss will be recognized by the shareholders of Acquired Fund upon the exchange of their shares in Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of Acquiring Fund (to be issued in accordance with Section B hereof) under Section 354(a) of the Code;

(8) The basis of Acquiring Fund shares received by the shareholders of Acquired Fund in accordance with Section B hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of Acquired Fund exchanged therefor pursuant to Section 358(a)(1) of the Code;

(9) The holding period of Acquiring Fund shares received by the shareholders of Acquired Fund in accordance with Section B hereof (including fractional shares to which they may be entitled) will include the holding period of Acquired Fund shares surrendered in exchange therefor, provided that Acquired Fund shares were held as a capital asset on the Effective Date of the Reorganization pursuant to Section 1223(1) of the Code; and

(10) Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the “Treasury Regulations”)) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

E. MISCELLANEOUS

1. This Plan and the transactions contemplated hereby will be governed and construed in accordance with the laws of the State of Maryland.

2. This Plan and the transactions contemplated hereby may be abandoned at any time for any reason prior to the Effective Time upon the vote of a majority of the Board of Directors of the Company, including a majority of its Directors who are not “interested persons” as defined in the 1940 Act.

3. At any time prior to or (to the fullest extent permitted by law) after approval of this Plan by the shareholders of the Acquired Fund, the Company may, by authorization by the Board of Directors and with or without the approval of shareholders of the Acquired Fund, amend any of the provisions of this Plan. The Board may also agree to terminate and abandon the Transaction at any time before or after the approval of shareholders of the Acquired Fund or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

4. The expenses incurred in connection with the Reorganization will be borne by AFBA 5Star Investment Management Company.

5. The Company, by consent of its Board of Directors, or an officer authorized by such Board of Directors, may waive any condition to the obligations of the Acquired Fund or the Acquiring Fund hereunder if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund.

ANNEX I

AFBA 5STAR FUND, INC.
ARTICLES OF AMENDMENT
TO
ARTICLES OF INCORPORATION

     AFBA 5STAR FUND, INC., a Maryland corporation having its principal office in the City of Baltimore, Maryland (the “Company”), certifies to the State Department of Assessments and Taxation of Maryland that:

FIRST: The Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.
SECOND:  Upon effectiveness of these Articles of Amendment:

          (a) All of the assets and liabilities belonging to the Company’s Large Cap Fund shall be conveyed, transferred and delivered to the Company’s Large Cap Growth Fund,  and  shall thereupon become and be assets and liabilities belonging to the Large Cap Growth Fund.

          (b) Each of the issued and outstanding shares (and fractions thereof) designated as shares of the Company’s Large Cap Fund will automatically, and without the need of any further act or deed, be reclassified and changed to full and fractional issued and outstanding shares of the Company’s Large Cap Growth Fund having an aggregate net asset value equal to the aggregate net asset value of a share (or fraction thereof) of the Company’s Large Cap Fund being reclassified and changed, such net asset values to be determined as of 4:00 p.m., Eastern time, on the date immediately preceding the effective date of these Articles of Amendment.

          (c) Each unissued share (or fraction thereof) designated as the Company’s Large Cap Fund will automatically, and without the need of any further act or deed, be reclassified and changed to such number of unissued shares (or fractions thereof) of the Company’s Large Cap Growth Fund as shall result, as of the effective time of these Articles of Amendment and as a result hereof, in the total number of unissued shares of the Company’s Large Cap Growth Fund being increased by 50,000,000 shares less the number of issued and outstanding shares of the Company’s Large Cap Growth Fund resulting from paragraph (b) above.

          (d) Open accounts on the share records of the Company’s Large Cap Growth Fund shall be established representing the appropriate number of shares of Large Cap Growth Fund owned by each former holder of shares designated as Large Cap Fund as a result of the reclassification.

THIRD: This amendment does not increase the authorized capital stock of the Company or the aggregate par value thereof. This amendment reclassifies and changes the 50,000,000 authorized shares designated as the Large Cap Fund stock to 50,000,000 additional authorized shares of Large Cap Growth Fund stock, with the result that the Company will have 100,000,000 authorized and classified shares of the Large Cap Fund, but does not amend the description of any class of stock as set forth in the Charter.

     FOURTH: Outstanding certificates representing issued and outstanding shares designated as Large Cap Fund stock immediately prior to these Articles of Amendment becoming effective shall, upon these Articles becoming effective, be deemed to represent the appropriate number of issued and outstanding shares of Large Cap Growth Fund stock, calculated as set forth in Article Second of these Articles. Certificates representing shares of Large Cap Growth Fund stock resulting from the aforesaid change and reclassification need not be issued until certificates representing the shares designated as Large Cap Fund stock so changed and reclassified, if issued, have been received by the Company or its agent duly endorsed for transfer.

       FIFTH: This amendment has been duly authorized and advised by the Board of Directors of the Company and approved by the stockholders of the Company entitled to vote thereon.

     SIXTH: These Articles of Amendment shall be effective as of July 29, 2008 at[___] [a].m.

     IN WITNESS WHEREOF, AFBA 5STAR FUND, INC. has caused these Articles of Amendment to be signed in its name and on its behalf by its President, and attested by its Secretary, on the 29th day of July, 2008.

ATTEST:                                                                                                                             AFBA 5STAR FUND, INC.

By:                                                                                                                                         By:

EXHIBIT B

PRINCIPAL HOLDERS OF SHARES

Fund/Class	Percent of Class

AFBA 5Star Large Cap Fund
(A Shares)
First Clearing, LLC	20.06%
Irrev. Life Insurance Trust
Attn: John C. Page
FCC Client Services Department
P.O. Box 6600
Glen Allen, VA 23058

First Clearing, LLC	6.87%
Cedar Resources, LLC
FCC Client Services Department
P.O. Box 6600
Glen Allen, VA 23058

Great Plains Trust Co.	6.33%
FBO Evans
7700 Shawnee Mission Parkway
Suite 101
Overland Park, KS 66202

First Clearing, LLC	6.11%
Conrad Irrev. Trust
FCC Client Services Department
P.O. Box 6600
Glen Allen, VA 23058

AFBA 5Star Large Cap Fund
(B Shares)
First Clearing, LLC	26.11%
Thymides Simple IRA
FFC as Custodian
FCC Client Services Department
P.O. Box 6600
Glen Allen, VA 23058

Raymond James & Assoc. Inc.	15.56%
FBO Harris IRA
880 Carillon Parkway
St. Petersburg, FL 33716

First Clearing, LLC	14.31%
Stalls TOD Account
FCC Client Services Department
P.O. Box 6600
Glen Allen, VA 23058

B-1

Fund/Class	Percent of Class

Ferris, Baker Watts, Inc.	8.04%
Phillip L. Kuch
100 Light Street
Baltimore, MD 21202

Ferris, Baker Watts, Inc.	8.00%
Saiger IRA
100 Light Street
Baltimore, MD 21202

Ferris, Baker Watts, Inc.	7.98%
FBO Paisley Beneficiary
100 Light Street
Baltimore, MD 21202

Blust JTTEN	5.83%
c/o AFBA Investment Management Co.
909 N. Washington Street
Alexandria, VA 22314-1555

AFBA 5Star Large Cap Fund
(C Shares)
PFPC Trust Co. R/O IRA Hanafin	7.19%
c/o AFBA Investment Management Co.
909 N. Washington Street
Alexandria, VA 22314-1555

Raymond James & Assoc. Inc.	6.52%
FBO Waller IRA
880 Carillon Parkway
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.	6.13%
FBO Harrison TR
880 Carillon Parkway
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.	5.70%
FBO Therival JT/WROS
880 Carillon Parkway
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.	5.53%
FBO Smith IRA
880 Carillon Parkway
St. Petersburg, FL 33716

AFBA 5Star Large Cap Fund
(I Shares)

B-2

Fund/Class	Percent of Class

Armed Forces Benefit Assoc.	72.22%
Attn: Deborah French
909 N. Washington Street
Alexandria, VA 22314-1555

PIMS/Prudential Retirement	7.25%
As Nominee for the TTEE/CUST PL 763
Armed Forces Benefit Assoc.
909 N. Washington Street
Alexandria, VA 22314-1555

AFBA 5Star Large Cap Growth Fund
(A Shares)
Charles Schwab & Co Inc	10.32%
FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

Raymond James & Assoc. Inc.	7.31%
FBO Abdalla
880 Carillon Parkway
St. Petersburg, FL 33716

First Clearing, LLC	5.22%
Greenman Jr. R/O IRA
FCC as Custodian
FCC Client Services Department
P.O. Box 6600
Glen Allen, VA 23058

AFBA 5Star Large Cap Growth Fund
(B Shares)
First Clearing, LLC	20.52%
Wilma Jean Hayes Luft
FCC Client Services Department
P.O. Box 6600
Glen Allen, VA 23058

First Clearing, LLC	15.31%
Block IRA
FCC as Custodian
FCC Client Services Department
P.O. Box 6600
Glen Allen, VA 23058

First Clearing, LLC	14.14%
DiBerardinis SEP IRA
FCC as Custodian
FCC Client Services Department
P.O. Box 6600
Glen Allen, VA 23058

B-3

Fund/Class	Percent of Class

First Clearing, LLC	11.78%
Henry A. Mayer IRA
FCC as Custodian
FCC Client Services Department
P.O. Box 6600
Glen Allen, VA 23058

First Clearing, LLC	7.05%
Tyler R/O IRA
FCC as Custodian
FCC Client Services Department
P.O. Box 6600
Glen Allen, VA 23058

Raymond James & Assoc. Inc.	6.41%
FBO James T. Orcutt
880 Carillon Parkway
St. Petersburg, FL 33716

AFBA 5Star Large Cap Growth Fund
(C Shares)
First Clearing, LLC	9.59%
Andrew M. Greenblatt
WBNA Custodian TRAD IRA
FCC Client Services Department
P.O. Box 6600
Glen Allen, VA 23058

Raymond James & Assoc. Inc.	7.75%
FBO Reece IRA
880 Carillon Parkway
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.	5.60%
FBO Laird TTEE
880 Carillon Parkway
St. Petersburg, FL 33716

AFBA 5Star Large Cap Growth Fund
(I Shares)
Armed Forces Benefit Assoc.	69.76%
Attn: Deborah French
909 N. Washington Street
Alexandria, VA 22314-1555

B-4

To vote by Internet

(1) Read the Proxy Statement.
(2) Go to www.[-------].com.
(3) Follow the on-line instructions.

To vote by Phone

(1) Read the Proxy Statement.
(2) Call 1-888-[_______].
(3) Follow the recorded instructions.

To vote by Mail

(1) Read the Proxy Statement.
(2) Check the appropriate box on the reverse side.
(3) Sign, date, and return the Proxy Card in the envelope provided.

If you vote by Telephone or Internet, please do not return your Proxy Card.

AFBA 5STAR LARGE CAP FUND (THE “FUND”)
A series of AFBA 5Star Fund, Inc. (the “Company”)

MEETING OF SHAREHOLDERS – July 29, 2008
PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE COMPANY

The undersigned, revoking previous proxies, hereby appoint(s) Robert E. Morrison, Jr. and Michael Houchins, or either of them, attorneys with full power of substitution, to vote all shares of the Fund, as indicated below, that the undersigned is entitled to vote at the above stated Meeting of Shareholders to be held at the offices of AFBA 5Star Investment Management Company located at 909 N. Washington St., Alexandria, VA 22314, on July 29, 2008 at 10:00 a.m., Eastern Time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This proxy shall be voted on the proposal described in the Proxy Statement/Prospectus as specified on the reverse side. Receipt of the Notice of Meeting and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES WITH RESPECT TO THE FUND. THE FOLLOWING MATTER IS PROPOSED BY THE FUND. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL. IF NO SPECIFICATION IS MADE AND THIS PROXY IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL. IF OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE SHARES REPRESENTED BY THE PROXY HOLDERS WILL BE VOTED AND CONSENTED ON THOSE MATTERS IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT.

Date: __________________, 200__

Signature(s) (Joint Owners) (Please sign within box)

THIS PROXY CARD IS ONLY VALID WHEN SIGNED: To avoid the additional expense to the Fund of further solicitation, please date and sign name(s) above as printed on this card to authorize the voting of your shares as indicated. Where shares are registered with joint owners, only one joint owner need sign. Persons signing as executor, administrator, trustee, or other representative should give full title as such.

Please fill in box as shown using black or blue ink. Please do not use fine point pens. [X]

Proposal:	For	Against	Abstain

1. To approve a Plan of Reorganization between the Company’s Large Cap	[ ]	[ ]	[ ]
Fund (the “Acquired Fund”) and AFBA 5Star Large Cap Growth Fund (the
“Acquiring Fund”), which provides for: (i) the acquisition by the Acquiring
Fund of substantially all of the assets of the Acquired Fund, in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the
Acquiring Fund to the shareholders of the Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund.

2. To vote upon any other business as may properly come before the
Meeting or any adjournment thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.
YOUR VOTE IS IMPORTANT – PLEASE ACT TODAY.

STATEMENT OF ADDITIONAL INFORMATION FOR
AFBA 5STAR LARGE CAP FUND
a series of
AFBA 5STAR FUND, INC.

Dated July [18], 2008

Acquisition of Substantially All of the Assets of:

AFBA 5STAR LARGE CAP FUND
(a series of AFBA 5Star Fund, Inc.)

By and in exchange for shares of

AFBA 5STAR LARGE CAP GROWTH FUND
(formerly, AFBA 5Star Large Cap Growth Fund)
(a series of AFBA 5Star Fund, Inc.)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of the AFBA 5Star Large Cap Fund (the “Large Cap Fund”) in exchange for shares of the AFBA 5Star Large Cap Growth Fund (the “Large Cap Growth Fund”), both of which are series of AFBA 5Star Fund, Inc. a Maryland corporation (the “Company”).

A. Additional Information about the Funds.

This SAI consists of this Cover Page and the following documents, each of which is attached to and is legally considered to be a part of this SAI.

1.	Statement of Additional Information of the Large Cap Growth Fund, dated July 31, 2007, as previously filed via EDGAR is incorporated herein by reference to AFBA 5Star Fund, Inc.’s filing under Rule 485(b) filed July 30, 2007 and will be mailed to any shareholder who requests this SAI.

2.	Supplements to the Company’s Statement of Additional Information, dated August 31, 2007 as previously filed via EDGAR is incorporated herein by reference to the Company’s filings under Rule 497 filed on August 31, 2007, and will be mailed to any shareholder who requests this SAI.

3.	Annual Report of the Large Cap and Large Cap Growth Funds for the fiscal year ended March 31, 2008 as previously filed via EDGAR is incorporated herein by reference to the Company’s N-CSR filed June 6, 2008 and will be mailed to any shareholder who requests this SAI.

4.	Semiannual Report of the Large Cap and Large Cap Growth Funds for the period ended September 30, 2007 as previously filed via EDGAR is incorporated herein by reference to the Company’s N-CSR filed December 10, 2007 and will be mailed to any shareholder who requests this SAI.

B. Proforma Financial Information

The unaudited proforma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred on March 31, 2008.

The unaudited proforma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of the Funds as of March 31, 2008. The unaudited proforma combined statement of operations for the fiscal year ended March 31, 2008, presents the combined results of operations of the Funds for the twelve months ended March 31, 2008. The proforma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated on March 31, 2008, and for the twelve month period then ended under audited principles generally accepted in the United States of America in the investment company industry.

Pro Forma Schedule of Investments (Unaudited)
AFBA 5Star Large Cap Fund and AFBA 5Star Large Cap Growth Fund

March 31, 2008

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

					Proforma Combined
			Large Cap		Large Cap Growth Fund
Security Description	Large Cap Fund		Growth Fund		(Surviving Fund)

	Shares Market Value		Shares Market Value		Shares Market Value

Caterpillar, Inc.	9,300	$728,097	12,700	$994,283	22,000	$1,722,380

Deere & Co.	8,800	707,872	3,500	281,540	12,300	989,412

Emerson Electric Co.	5,500	283,030	14,500	746,170	20,000	1,029,200

Fluor Corp.	2,700	381,132	4,900	691,684	7600	1,072,816

General Dynamics Corp.	5,000	416,850	3,100	258,447	8,100	675,297

Jacobs Engineering Group, Inc.*	4,200	309,078	7,500	551,925	11,700	861,003

Philip Morris International, Inc.*	5,800	293,364	13,100	662,598	18,900	955,962

NIKE, Inc. Class B	5,200	353,600	14,000	952,000	19,200	1,305,600

Avon Products, Inc.	10,200	403,308	25,300	1,000,362	35,500	1,403,670

YUM! Brands	9,400	349,774	19,500	725,595	28,900	1,075,369

Northern Trust Corp.	4,400	292,468	5,400	358,938	9,800	651,406

State Street Corp.	9,600	758,400	6,000	474,000	15,600	1,232,400

US Bancorp	9,000	291,240	13,500	436,860	22,500	728,100

Apache Corp.	4,600	555,772	7,600	918,232	12,200	1,474,004

Consol Energy, Inc.	6,400	442,816	3,900	269,841	10,300	712,657

Devon Energy Corp.	3,500	365,155	---	---	3,500	365,155

Exelon	4,400	357,588	1,900	154,413	6,300	512,001

Exxon Mobil Corp.	4,100	346,778	8,300	702,014	12,400	1,048,792

Ultra Petroleum Corp.*	4,600	356,500	2,000	155,000	6,600	511,500

Weatherford International Ltd.*	10,000	724,700	15,500	1,123,285	25,500	1,847,985

XTO Energy, Inc.	14,400	890,784	3,000	185,580	17,400	1,076,364

Altria Group, Inc.	5,800	128,760	13,100	290,820	18,900	419,580

The Coca-Cola Co.	15,800	961,746	21,700	1,320,879	37,500	2,282,625

Medco Health Solutions,	6,000	262,740	3,600	157,644

2

Inc.*					9,600	420,384

Thermo Fisher Scientific, Inc.*	7,000	397,880	6,800	386,512	13,800	784,392

Colgate-Palmolive Co.	4,400	342,804	10,000	779,100	14,400	1,121,904

Freeport-McMoRan Copper & Gold, Inc.	2,200	211,684	3,800	365,636	6000	577,320

Monsanto Co.	8,500	947,750	9,900	1,103,850	18,400	2,051,600

Newmont Mining Corp.	11,200	507,360	18,000	815,400	29,200	1,322,760

Nucor Corp.	6,800	460,632	1,900	128,706	8,700	589,338

The Mosaic Corp.*	8,400	861,840	12,000	1,231,200	20,400	2,093,040

United States Steel Corp.	3,900	494,793	2,000	253,740	5,900	748,533

Becton Dickinson & Co.	4,100	351,985	7,800	669,630	11,900	1,021,615

Genzyme Corp.*	8,300	618,682	12,000	894,480	20,300	1,513,162

Gilead Sciences, Inc.*	20,200	1,040,906	26,600	1,370,698	46,800	2,411,604

Amazon.com, Inc.*	4,200	299,460	11,100	791,430	15,300	1,090,890

Staples, Inc.	12,000	265,320	---	---	12,000	265,320

Urban Outfitters, Inc.*	5,500	172,425	---	---	5,500	172,425

Wal-Mart Stores, Inc.	20,300	1,069,404	7,000	231,490	27,300	1,300,894

TJX Cos., Inc.	12,100	400,147	4,500	237,060	16,600	637,207

Google, Inc. Class A*	400	176,188	600	264,282	1,000	440,470

salesforce.com, Inc.*	9,100	526,617	3,000	173,610	12,100	700,227

Apple, Inc.*	3,800	545,300	1,500	215,250	5,300	760,550

Cisco Systems, Inc.*	21,400	515,526	25,000	602,250	46,400	1,117,776

Hewlett-Packard Co.	9,200	420,072	22,000	1,004,520	31,200	1,424,592

IBM Corp.	5,900	679,326	8,700	1,001,718	14,600	1,681,044

L-3 Communications
Holdings, Inc.	2,800	306,152	---	---	2,800	306,152

Qualcomm, Inc.	8,300	340,300	18,700	766,700	27,000	1,107,000

CSX Corp.	5,200	291,564	2,000	112,140	7,200	403,704

Union Pacific Corp.	2,300	288,374	1,100	137,918	3,400	426,292

PNC Bank Money						2,234,757
Market (a)	759,382	759,382	1,475,375	1,475,375	2,234,757

Total Investments		24,253,425		28,424,805		52,678,230

Other assets in excess of liabilities — 1.10%	---	270,365	---	---	---	270,365

Liabilities in excess of other assets — (2.70%)	---	---	---	(748,374)	---	(748,374)

Total Net Assets		24,523,790		27,676,431		52,200,221

(a) The interest rate on March 31, 2008 was 2.57%

* Non-Income Producing

# With respect to the Large Cap Fund, Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $1,882,157 and gross depreciation of $752,874 of federal income tax purpose. At March 31, 2008, the aggregate cost of securities for federal income tax pupose was $23,124,142. With respect to the Large Cap Growth Fund, Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $2,040,628 and gross depreciation of $922,013 of federal income tax purpose. At March 31, 2008, the aggregate cost of securities for federal income tax pupose was $27,306,190.

3

Proforma Statement of Assets and Liabilities
AFBA 5Star Large Cap Fund and AFBA 5Star Large Cap Growth Fund

March 31, 2008

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

			Proforma
			Combined
			Large Cap
			Growth Fund
	Large Cap	Large Cap	(Surviving
	Fund	Growth Fund	Fund)

ASSETS:
Investments at value	$24,253,425	$28,424,805	$52,678,230
Receivables:

Investment securities sold	784,353	919,225	1,703,578

Dividends	36,279	37,321	73,600

Interest	1,216	1,792	3,008

Capital shares sold	1,462	5,776	7,238
From advisor	---	---	---

Prepaid expenses and other assets	14,975	14,585	29,560

Total assets	25,091,710	29,403,504	54,495,214

LIABILITIES:
Payables:
Cash overdraft	—	---	---
Investment securities purchased	489,105	1,653,600	2,142,705
Capital shares redeemed	43,528	34,062	77,590
Dividend distributions	—	---	---
Administrative fees	5,895	6,733	12,628
Professional fees	16,500	16,500	33,000
Custody fees	3,140	2,800	5,940
To advisor	87	913	1,000
Other accrued expenses and liabilities	9,665	12,465	22,130
Total liabilities	567,920	1,727,073	2,294,993

NET ASSETS	$ 24,523,790	$27,676,431	$52,200,221

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$ 24,466,785	$28,124,287	$52,591,072
Accumulated undistributed net investment income	0	0	0
Accumulated undistributed net realized gain (loss)
from investment transactions	(1,127,510)	(1,620,479)	(2,747,989)
Net unrealized appreciation from investment transactions .
	1,184,515	1,172,623	2,357,138

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$ 24,523,790	$27,676,431	$52,200,221
Investments at cost	$ 23,068,910	$27,252,182	$50,321,092

4

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

			Proforma
			Combined
			Large Cap
			Growth Fund
	Large Cap	Large Cap	(Surviving
	Fund	Growth Fund	Fund)

Class I Shares
Net Assets	$ 22,702,893	$ 23,771,459	$46,474,352
Shares of Capital Stock Outstanding	1,715,973	1,666,001	3,256,954
Net Asset Value Per Share	$ 13.23	$ 14.27	$ 14.27
Class A Shares*
Net Assets	$ 1,248,917	$ 2,677,432	$ 3,926,349
Shares of Capital Stock Outstanding	95,849	190,972	280,053
Net Asset Value Per Share	$ 13.03	$ 14.02	$ 14.02
Class B Shares
Net Assets	$ 76,630	$ 267,263	$ 343,893
Shares of Capital Stock Outstanding	6,244	20,225	26,026
Net Asset Value Per Share	$ 12.27	$ 13.21	$ 13.21
Class C Shares
Net Assets	$ 495,350	$ 960,277	$ 1,455,627
Shares of Capital Stock Outstanding	40,345	72,679	110,177
Net Asset Value Per Share	$ 12.28	$ 13.21	$ 13.21

* Effective April 1, 2008, the Company ceased to offer Class R Shares. The Funds’ Class R Shares outstanding on that date were converted to Class A Shares of the corresponding Fund.

5

Statement of Operations (Unaudited)
AFBA 5Star Large Cap Fund and AFBA 5Star Large Cap Growth Fund

March 31, 2008

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

				Proforma
				Combined
				Large Cap
				Growth Fund
	Large Cap	Large Cap	Proforma	(Surviving
	Fund	Growth Fund	Adjustments	Fund)
INVESTMENT INCOME:
Dividends
	$ 215,062	$ 225,403	$ -	$ 440,465
Interest	43,846	46,303	-	90,149
Foreign taxes withheld	(5,478)	-	-	(5,478)
	253,430	271,706	-	525,136

EXPENSES:
Advisor fees	215,548	234,682	-	450,230
Administration fees	57,902	63,202	17,957	139,061
12b-1 fees	4,352	8,801	-	13,153
Shareholder service fees	3,807	7,957	-	11,764
Transfer Agent fees	36,790	55,667	(2,457)	90,000
Registration fees	50,931	51,638	(49,569)	53,000
Legal fees	35,339	35,297	-	70,636
Audit fees	15,129	15,129	(16,258)	14,000
Custodian fees	17,553	16,343	(1,896)	32,000
Printing fees	9,527	10,766	(1,293)	19,000
Director fees	10,857	10,857	-	21,714
Insurance fees	5,078	5,034	-	10,112
Advisor fee recoupment	-	-	-	-
Miscellaneous fees	23,330	24,881	(5,244)	42,967
Total expenses before reimbursement and waivers	486,143	540,254	(58,760)	967,637
Less: expense reimbursement and waivers	(133,106)	(148,205)	71,617	(209,694)
Net expenses	353,037	392,049	12,857	757,943
Net investment income (loss)	(99,607)	(120,343)	(12,857)	(232,807)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions	5,130,828	7,432,015	-	12,562,843
In-Kind Redemptions	-	-	-	-

Net change in unrealized appreciation (depreciation) on investments	(4,157,585)	(6,596,036)	-	(10,753,621)
	973,243	835,979	-	1,809,222

Net increase (decrease) in net assets resulting from operations .	$ 873,636	$715,636	-	$1,589,272

This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated July [18], 2008, relating to the above-referenced transaction. You can obtain a free copy of the Proxy Statement/Prospectus by calling 1-888-578-2733 or by writing to the Company at Attention: Account Services, 909 N. Washington St., Alexandria, VA 22314.

6

PART C

OTHER INFORMATION

Item 15.	Indemnification
Under the terms of the Maryland General Corporation Law and AFBA 5Star Fund, Inc.’s Articles of
Incorporation and By-Laws, the Registrant shall indemnify any person who was or is a director or officer of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to
Directors, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the Registrant has been advised that in the opinion of the U.S.
Securities and Exchange Commission such indemnification is against public policy as expressed in the
Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)	Copies of the charter of the Registrant as now in effect;

	(a)	Articles of Incorporation as filed with the State of Maryland on January 9, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR on June 1, 1999 (“PEA No. 3”).

	(b)	Articles Supplementary to establish four separate series as filed with the State of Maryland on April 4, 1997 are incorporated herein by references to PEA No. 3.

	(c)	Articles of Amendment to change “Five Star” to “5Star” as filed with the State of Maryland on October 16, 2000 are incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 23, 2001 (“PEA No. 5”).

	(d)	Articles of Amendment to designate the existing shares as Class I shares as filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 1, 2001 (“PEA No. 11”).

	(e)	Articles Supplementary to add Classes A, B and C as filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to PEA No. 11.

	(f)	Articles Supplementary to authorize and designate shares to Classes A, B, C and I as filed with the State of Maryland on June 15, 2001 are incorporated by reference to PEA No. 11.

	(g)	Certificate of Correction to the Articles of Supplementary filed with the State of Maryland on June 15, 2001, as filed with the State of Maryland on February 14, 2002 is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 14, 2002 (“PEA No. 12”). Correction made to Articles fourth and fifth regarding the number of shares authorized.

	(h)	Articles Supplementary to add Mid Cap Series as filed with the State of Maryland on February 14, 2002 are incorporated by reference to PEA No. 12.

	(i)	Articles Supplementary to add Class R as filed with the State of Maryland on November 14, 2003 are incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 16, 2003.

	(j)	Articles of Amendment to change the name of AFBA 5Star Large Cap Fund filed with the State of Maryland on November 14, 2003 are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2005.

	(k)	Articles Supplementary to (i) increase the number of shares of Common Stock the Registrant is authorized to issue and (ii) classify and designate the new, authorized, unissued and unallocated shares of Common Stock to the Class A Shares of AFBA 5Star Small Cap Fund are incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 28, 2006 (“PEA No. 21”).

	(l)	Articles of Amendment to change the name of AFBA 5Star Mid Cap Fund filed with the State of Maryland on July 27, 2007 are incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 31, 2007 (“PEA No. 24”).

(2)	Copies of the existing bylaws or corresponding instruments of the registrant;

	(a)	By-Laws for AFBA 5Star Fund, Inc., a Maryland corporation, dated October 19, 1999 as filed on July 28, 2000.

	(b)	Amended and Restated By-Laws for AFBA 5Star Fund, Inc., a Maryland corporation, are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 20, 2007 (“PEANo. 22”).

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the registrant;

Not applicable.

(4)	Copies of any voting trust agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

	(a)	Form of Plan of Reorganization is filed herewith as Exhibit A to the Prospectus/Proxy Statement.

(5)	Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

	(a)	Specimen copies of securities of the Registrant are incorporated herein by reference to PEA No. 3.

See Article Fifth of the Articles of Incorporation, as amended, of AFBA 5Star Fund, Inc., a Maryland corporation, which are incorporated herein by reference.

See also, Article II of the By-Laws of AFBA 5Star Fund, Inc., a Maryland corporation, which are incorporated herein by reference.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

	(a)	Management Agreement between the Registrant and AFBA 5Star Investment Management Company is incorporated herein by reference to PEA No. 11.

		(i)	Appendix to the Management Agreement between the Registrant and AFBA 5Star Investment Management Company to incorporate the AFBA 5Star Equity Fund’s name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to Post- Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2002 (“PEA No. 14”).

		(ii)	Expense Limitation Agreement (January 2008) between the Registrant and AFBA 5Star Investment Management Company is filed herewith as Exhibit No. EX-99.6.a.ii.

	(b) (i)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and the London Company for the AFBA 5Star Balanced Fund is incorporated herein by reference to PEA No. 22.

(ii)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and the London Company for the AFBA 5Star Small Cap Fund is incorporated herein by reference to PEA No. 22.

(iii)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Financial Counselors, Inc. for the AFBA 5Star High Yield Fund is incorporated herein by reference to PEA No. 22.

(iv)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Financial Counselors for the AFBA 5Star Balanced Fund is incorporated herein by reference to PEA No. 22.

(v)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Marvin & Palmer Associates, Inc. for the AFBA 5Star USA Global Fund is incorporated herein by reference to PEA No. 22.

(vi)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Marvin & Palmer Associates, Inc. for the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 22.

(vii)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Dreman Value Management, LLC for the AFBA 5Star Mid Cap Value Fund is incorporated herein by reference to PEA No. 22.

(viii)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and TrendStar Advisors, LLC for the AFBA 5Star Science & Technology Fund is incorporated herein by reference to PEA No. 22.

(ix)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management Company and TrendStar Advisors, LLC for the AFBA 5Star Small Cap Fund is incorporated herein by reference to PEA No. 22.

(x)	Interim Sub-Advisory Agreement between AFBA 5Star Investment Management

Company and Bjurman, Barry & Associates for the AFBA 5Star Small Cap Fund is incorporated herein by reference to PEA No. 22.

(xi) Form of Definitive Sub-Advisory Agreement is incorporated herein by reference to PEA No. 24.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

	(a)	Underwriting Agreement.

(i) Underwriting Agreement between the Registrant and PFPC Distributors, Inc. dated December 18, 2000 is incorporated herein by reference to PEA No. 5.

(ii) Exhibit A to Underwriting Agreement incorporating the AFBA 5Star Equity Fund’s name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 14.

(8)	Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of Directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

	(a)	Custodian Agreement.

(i) Custodian Agreement between the Registrant and PFPC Trust Company is incorporated herein by reference to PEA No. 5.

(ii) Amendment to Custodian Agreement between Registrant and PFPC Trust Company adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

(10)	Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's Directors describing any action taken to revoke the plan;

	(a)	Rule 12b-1 Distribution Plan for Class B shares is incorporated herein by reference to PEA No. 14.

	(b)	Rule 12b-1 Distribution Plan for Class C shares in incorporated herein by reference to PEA No. 14.

	(c)	Amended Shareholder Service Plan for Class A, Class B, Class C and Class R pursuant to Rule 12b-1 is incorporated herewith by reference to PEA No. 16.

	(d)	Rule 12b-1 Distribution Plan for Class R shares is incorporated herein by reference to PEA No. 16.

	(e)	Amended Rule 18f-3 Plan is incorporated herein by reference to PEA No. 16.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

	(a)	Opinion and Consent of Counsel with respect to AFBA 5Star Fund, Inc., a Maryland corporation, is filed herewith as Exhibit No. EX-99.11.a.

(12)	An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel with respect to AFBA 5Star Fund, Inc., a Maryland corporation, to be filed by amendment.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

	(a)	Transfer Agency Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to PEA No. 5.

(i) Exhibit A to Transfer Agency Agreement between the Registrant and PFPC Inc. incorporating the AFBA 5Star Equity Fund’s name change to the AFBA 5Star LargeCap Fund is incorporated herein by reference to PEA No. 14.

(ii) Anti-Money Laundering and Privacy Amendment dated July 24, 2002 to Transfer Agency Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2003 (“PEA No. 15”).

(iii) Amendment to Transfer Agency Agreement regarding Customer Identification Program is incorporated herein by reference to PEA No. 17.

	(b)	Administration and Accounting Services Agreement between the Registrant and PFPC, Inc. dated December 18, 2000 is incorporated herein by reference to PEA No. 5.

(i) Exhibit A to Administration and Accounting Services Agreement between the Registrant and PFPC Inc. incorporating the AFBA 5Star Equity Fund’s name change to the AFBA
5Star Large Cap Fund is incorporated herein by reference to PEA No. 14.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act");

	(a)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit No. EX- 99.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

	(a)	Powers of Attorney for AFBA 5Star Fund, Inc., a Maryland corporation, are incorporated herein by reference to PEA No. 19.

(17)	Any additional exhibits which the Registrant may wish to file. Not applicable.

Item 17.  Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post- effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the "1933 Act"), the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Alexandria and the Commonwealth of Virginia on this 18th day of June, 2008.

AFBA 5Star Fund, Inc.

By: /s/Robert E. Morrison, Jr.
Robert E. Morrison, Jr.
President/Director

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Ralph E. Eberhart	*	Chairman and Director	June 18, 2008
Ralph E. Eberhart

/s/John S. Fairfield	*	Director	June 18, 2008
John S. Fairfield

/s/Monroe W. Hatch Jr.	*	Director	June 18, 2008
Monroe W. Hatch Jr.

/s/Henry J. Sechler	*	Director	June 18, 2008
Henry J. Sechler

/s/Louis C. Wagner Jr.	*	Director	June 18, 2008
Louis C. Wagner Jr.

		Director	June 18, 2008
Charles A. Gabriel

/s/Robert E. Morrison, Jr.		Director and President	June 18, 2008
Robert E. Morrison Jr.

/s/Michael E. Houchins		Principal Accounting Officer, Chief Financial	June 18, 2008
Michael E. Houchins		Officer and Treasurer

*By:	/s/ Andrew J. Welle Andrew J. Welle as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549

EXHIBITS
TO
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS (AFBA 5Star Fund, Inc.)

Exhibit No. EX-99.6.a.ii EX-99.11.a EX-99.14.a	Exhibit Expense Limitation Agreement Opinion and Consent of Counsel relating to the Registrant Consent of Independent Registered Public Accounting Firm